Fair Value Measurements - Financial Assets Measured on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Catastrophe Bonds, Fair Value Disclosure	$ 5.3	$ 18.8
Derivatives at fair value	12.9	26.8
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	6,512.6	5,767.6
Recurring | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives at fair value	12.9	26.8
Recurring | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	(13.3)	(13.6)
Recurring | Total fixed income securities — Available for sale | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	6.9
Recurring | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	4,881.6	4,348.1
Recurring | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	10.1	87.8
Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,157.5	855.6
Privately-held Investments, at fair value	307.1	299.3
Catastrophe Bonds, Fair Value Disclosure	3.4	18.8
Recurring | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	2.0	35.4
Recurring | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	151.3	109.4
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	1,384.5	1,563.5
Recurring | Level 1 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives at fair value	0.0	0.0
Recurring | Level 1 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	0.0	0.0
Recurring | Level 1 | Total fixed income securities — Available for sale | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0
Recurring | Level 1 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,248.7	1,285.4
Recurring | Level 1 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	6.5	81.0
Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	128.2	161.7
Privately-held Investments, at fair value	0.0	0.0
Catastrophe Bonds, Fair Value Disclosure	0.0	0.0
Recurring | Level 1 | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1.1	35.4
Recurring | Level 1 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	4,669.7	3,795.4
Recurring | Level 2 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives at fair value	12.9	26.8
Recurring | Level 2 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	(13.3)	(13.6)
Recurring | Level 2 | Total fixed income securities — Available for sale | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	6.9
Recurring | Level 2 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	3,632.9	3,062.7
Recurring | Level 2 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	3.6	6.8
Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,029.3	693.9
Privately-held Investments, at fair value	0.0	0.0
Catastrophe Bonds, Fair Value Disclosure	3.4	18.8
Recurring | Level 2 | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.9	0.0
Recurring | Level 2 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	307.1	299.3
Recurring | Level 3 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives at fair value	0.0	0.0
Recurring | Level 3 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	0.0	0.0
Recurring | Level 3 | Total fixed income securities — Available for sale | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0
Recurring | Level 3 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Recurring | Level 3 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Privately-held Investments, at fair value	307.1	299.3
Catastrophe Bonds, Fair Value Disclosure	0.0	0.0
Recurring | Level 3 | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Recurring | Level 3 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
U.S. government | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,084.3	1,101.2
U.S. government | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	116.3	120.5
U.S. government | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,084.3	1,101.2
U.S. government | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	116.3	120.5
U.S. government | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
U.S. government | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
U.S. government | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
U.S. government | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
U.S. agency | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	21.5	34.3
U.S. agency | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
U.S. agency | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	21.5	34.3
U.S. agency | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Municipal | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	82.6	67.1
Municipal | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	4.0	3.5
Municipal | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Municipal | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Municipal | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	82.6	67.1
Municipal | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	4.0	3.5
Municipal | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Municipal | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Corporate | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	2,208.3	273.1
Corporate | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	96.8	103.5
Corporate | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	184.2
Corporate | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Corporate | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	2,208.3	88.9
Corporate | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	96.8	103.5
Corporate | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Corporate | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Non-U.S. government-backed corporate | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	136.8	63.4
Non-U.S. government-backed corporate | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	13.1
Non-U.S. government-backed corporate | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Non-U.S. government-backed corporate | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0
Non-U.S. government-backed corporate | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	136.8	63.4
Non-U.S. government-backed corporate | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	13.1
Non-U.S. government-backed corporate | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Non-U.S. government-backed corporate | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0
Non-U.S government | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	250.7	7.4
Non-U.S government | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	34.5	41.6
Non-U.S government | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	164.4	0.0
Non-U.S government | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	11.9	41.2
Non-U.S government | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	86.3	7.4
Non-U.S government | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	22.6	0.4
Non-U.S government | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Non-U.S government | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Asset-backed | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.5	973.1
Asset-backed | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	785.7	539.1
Asset-backed | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Asset-backed | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Asset-backed | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.5	973.1
Asset-backed | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	785.7	539.1
Asset-backed | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Asset-backed | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Non-agency commercial mortgage-backed securities | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		2.3
Non-agency commercial mortgage-backed securities | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0
Non-agency commercial mortgage-backed securities | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		2.3
Non-agency commercial mortgage-backed securities | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0
Agency mortgage-backed | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,090.0	1,826.2
Agency mortgage-backed | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	30.2	37.6
Agency mortgage-backed | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Agency mortgage-backed | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Agency mortgage-backed | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,090.0	1,826.2
Agency mortgage-backed | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	30.2	37.6
Agency mortgage-backed | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Agency mortgage-backed | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
High yield loans | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	76.9	9.8
High yield loans | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
High yield loans | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	76.9	9.8
High yield loans | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	$ 0.0	$ 0.0